Nicholas Company, Inc.

411 East Wisconsin Avenue

Milwaukee, WI 53202

July 31, 2023

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

RE:       Nicholas Fund, Inc. (the "Fund")

            Registration Nos. 002-30447/811-01728

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "1933 Act"), as amended, the Fund hereby certifies that the forms of Prospectus and Statement of Additional Information that would have been filed under Rule 497(b) or (c) under the 1933 Act would not have differed from those contained in the Fund's most recent Registration Statement on Form N-1A which was filed electronically on July 28, 2023 with an effective date of July 29, 2023 as Amendment No. 83 under the 1933 Act to the Fund's Registration Statement pursuant to Rule 485(b) under the 1933 Act.

If you have any questions or require further information, do not hesitate to contact the undersigned at (414) 272-4650 or Jason T. Thompson of Michael Best & Friedrich LLP at (414) 277-3482.

Sincerely,

/s/ Jennifer R. Kloehn

Jennifer R. Kloehn

Nicholas Company, Inc.